Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Merchandise in stores CNY	Dec. 31, 2011 Merchandise in stores CNY	Dec. 31, 2012 Merchandise in warehouses CNY	Dec. 31, 2011 Merchandise in warehouses CNY
Inventory Disclosure [Line Items]
Inventories	$ 76,802	478,483	437,058	324,947	283,282	153,536	153,776